UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21125

Name of Fund: BlackRock California Municipal Income Trust II (BCL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Municipal Income Trust II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock California Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 141.0%	Alameda County, California, Joint Powers Authority, Lease Revenue
	Refunding Bonds, 5%, 12/01/34 (a)	$3,500	$3,093,055
	Bay Area Toll Authority, California, Toll Bridge Revenue Refunding
	Bonds (San Francisco Bay Area), Series F, 5%, 4/01/31	2,500	2,309,950
	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
	Series P, 8.50%, 2/01/27 (b)(c)(d)	10,000	10,000,000
	California Infrastructure and Economic Development Bank Revenue
	Bonds (Kaiser Hospital Assistance I-LLC), Series A, 5.55%, 8/01/31	1,735	1,478,099
	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Bonds (Waste Management, Inc. Project), AMT, Series C,
	5.125%, 11/01/23	4,180	2,979,671
	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Bonds (Waste Management, Inc. Project), AMT, Series C,
	6.75%, 12/01/27	1,225	1,224,877
	California Statewide Communities Development Authority, Health
	Facility Revenue Bonds (Memorial Health Services), Series A,
	5.50%, 10/01/33	7,000	5,893,230
	California Statewide Communities Development Authority Revenue
	Bonds (Catholic Healthcare West), Series E, 5.50%, 7/01/31	1,250	1,012,100
	California Statewide Communities Development Authority Revenue
	Bonds (Kaiser Permanente), Series A, 5.50%, 11/01/32	5,000	4,315,800
	California Statewide Communities Development Authority Revenue
	Bonds (Sutter Health), Series B, 5.50%, 8/15/34	8,000	6,952,320
	Chabot-Las Positas, California, Community College District, GO
	(Election of 2004), Series B, 5%, 8/01/31 (e)	2,000	1,842,000
	Chula Vista, California, IDR (San Diego Gas and Electric Company),
	AMT, Series B, 5%, 12/01/27	2,690	2,016,747
	Corona-Norco Unified School District, California, Community Facilities
	District Number 98-1, Special Tax Bonds, 5.10%, 9/01/32 (e)	6,000	5,432,820
	Eastern Municipal Water District, California, Water and Sewer, COP,
	Series H, 5%, 7/01/33	5,100	4,550,373
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Bonds,
	Senior Lien, Series A, 5.40%, 1/01/26 (f)(g)	15,470	6,212,288
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Bonds,
	Senior Lien, Series A, 5.42%, 1/01/30 (f)(g)	4,890	1,506,805
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, 6.12%, 1/15/30 (g)	6,550	1,107,670
	Golden State Tobacco Securitization Corporation of California,
	Tobacco Settlement Revenue Bonds, Series A-1, 6.625%, 6/01/13 (h)	2,900	3,317,832
Portfolio Abbreviations

To simplify the listings of the Trust holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

BlackRock California Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Golden State Tobacco Securitization Corporation of California,
Tobacco Settlement Revenue Bonds, Series A-1, 6.75%, 6/01/13 (h)	$9,000	$10,343,610
La Quinta, California, Redevelopment Agency, Tax Allocation Bonds
(Redevelopment Project Area Number 1), 5.125%, 9/01/32 (e)	5,000	4,095,200
Los Angeles, California, Department of Water and Power, Waterworks
Revenue Refunding Bonds, Series A, 5.125%, 7/01/41 (i)	5,500	4,944,170
Los Angeles, California, Regional Airports Improvement Corporation,
Lease Revenue Bonds (American Airlines, Inc.), AMT, Series C,
7.50%, 12/01/24	1,785	1,294,071
Los Angeles County, California, Metropolitan Transportation Authority,
Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second
Senior Series A, 7%, 7/01/20 (b)(c)(d)	4,000	4,000,000
Modesto, California, Irrigation District, COP, Series B, 5.50%, 7/01/35	1,650	1,448,024
Pasadena, California, COP, Refunding, Series C, 5%, 2/01/33	2,800	2,490,544
Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding
Bonds (Los Medanos Community Development Project), Series A, 6.50%,
9/01/28	2,000	1,859,280
Poway, California, Unified School District, Special Tax Bonds
(Community Facilities District Number 6), 5.60%, 9/01/33	1,700	1,280,474
Sacramento County, California, Sanitation District Financing Authority,
Revenue Bonds (Sacramento Regional County Sanitation District), 5%,
12/01/36 (b)(i)	2,400	2,123,928
San Francisco, California, City and County Airport Commission,
International Airport Revenue Refunding Bonds, AMT, 2nd Series,
6.75%, 5/01/19	1,575	1,604,169
San Francisco, California, City and County Redevelopment Agency,
Community Facilities District Number 1, Special Tax Bonds (Mission Bay
South Public Improvements Project), 6.25%, 8/01/33	5,000	3,853,800
San Joaquin Hills, California, Transportation Corridor Agency, Toll
Road Revenue Refunding Bonds, Series A, 5.46%, 1/15/34 (b)(g)	30,000	5,184,600
San Mateo County, California, Joint Powers Financing Authority,
Lease Revenue Refunding Bonds (Youth Services Campus), Series A,
5%, 7/15/33	800	707,992
Santa Ana, California, Unified School District, GO (Election of 2008),
Series A, 5.50%, 8/01/30	5,830	5,587,530
Santa Ana, California, Unified School District, GO (Election of 2008),
Series A, 5.125%, 8/01/33	2,000	1,794,920
Santa Rosa, California, Wastewater Revenue Refunding Bonds,
Series B, 5.35%, 9/01/25 (e)(g)	2,685	958,491
South Tahoe, California, Joint Powers Financing Authority, Revenue
Refunding Bonds (South Tahoe Redevelopment Project Area Number 1),
Series A, 5.45%, 10/01/33	2,200	1,647,536
Stockton, California, Unified School District, GO (Election of 2005), 5%,
8/01/31 (a)	2,000	1,842,000

BlackRock California Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	University of California, General Revenue Bonds, Series A,
	5%, 5/15/33 (e)	$2,000	$1,801,840
	University of California, Revenue Bonds, Series D, 5%, 5/15/32 (b)(i)	2,500	2,216,050
	Val Verde, California, Unified School District Financing Authority,
	Special Tax Refunding Bonds, Junior Lien, 6.25%, 10/01/28	1,170	895,764
	Val Verde, California, Unified School District, GO (Election of 2008),
	Series A, 5.50%, 8/01/33	5,000	4,661,500
			131,881,130
Multi-State - 4.3%	Charter Mac Equity Issuer Trust, 5.75%, 4/30/15 (j)(k)	500	503,525
	Charter Mac Equity Issuer Trust, 6%, 4/30/15 (j)(k)	1,500	1,553,250
	Charter Mac Equity Issuer Trust, 6%, 4/30/19 (j)(k)	1,000	991,080
	Charter Mac Equity Issuer Trust, 6.30%, 4/30/19 (j)(k)	1,000	1,011,760
			4,059,615
	Total Municipal Bonds - 145.3%		135,940,745
	Municipal Bonds Transferred to Tender Option Bond Trusts (l)
California - 17.1%	California State Department of Water Resources Revenue Bonds
	(Central Valley Project), Series AE, 5%, 12/01/29	7,000	6,617,100
	California State University, Systemwide Revenue Bonds, Series A,
	5%, 11/01/39 (a)	2,400	2,083,152
	Santa Clara County, California, Financing Authority, Lease Revenue
	Refunding Bonds, Series L, 5.25%, 5/15/36	8,005	7,337,898
	Total Municipal Bonds Transferred to Tender Option Bond
	Trusts - 17.1%		16,038,150
	Total Long-Term Investments (Cost - $167,606,854) - 162.4%		151,978,895
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 0.51% (m)(n)	10,727,355	10,727,355
	Total Short-Term Securities (Cost - $10,727,355) - 11.5%		10,727,355
	Total Investments (Cost - $178,334,209*) - 173.9%		162,706,250
	Other Assets Less Liabilities - 0.7%		760,471
	Liability for Trust Certificates, Including Interest Expense and Fees
	Payable - (10.7)%	(10,126,343)
	Preferred Shares, at Redemption Value - (63.9)%		(59,769,565)
	Net Assets Applicable to Common Shares - 100.0%		$93,570,813

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$168,265,570
Gross unrealized appreciation	$2,485,163
Gross unrealized depreciation	(18,079,774)
Net unrealized depreciation	$(15,594,611)

(a)	FSA Insured.
(b)	MBIA Insured.
(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

BlackRock California Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
(d)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(e)	AMBAC Insured.
(f)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(g)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(h)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	FGIC Insured.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(k)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(l)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
		Net
	Affiliate	Activity	Income
	CMA California Municipal Money Fund	10,727,111	$29,119
(n)	Represents the current yield as of report date.

BlackRock California Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trusts' investments:

Valuation	Investments in
Inputs	Securities
Level 1	$10,727,355
Level 2	151,978,895
Level 3	-
Total	$162,706,250

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust II

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal Income Trust II

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust II

Date: January 20, 2009

	By:	/s/ Neal J. Andrews;
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust II

Date: January 20, 2009